Financial instruments - financial and other risks - Categories of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, aggregate amount	$ 11,107	$ 10,793
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	20,556	24,821
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,800	6,400
Sale and leaseback liability | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,200	13,100
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,000	2,300
Unsecured Senior Notes Due 2025 | Unamortized Discount On Debt
Disclosure of detailed information about financial instruments [line items]
Borrowings	100	200
Ballast Water Treatment Systems
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
Vessels | STI Beryl, STI Le Rocher, STI Larvotto
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350		$ 4,350
Sale leaseback transaction, aggregate amount	13,100		$ 13,100
Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	12,866	35,080
Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	43,446	24,906
Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	279,933	566,310
Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,546,432	1,639,991
Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,571	70,209
Financial liabilities at amortised cost, category | Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	69,695
Financial liabilities at amortised cost, category | Convertible Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	202,111	208,133
IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	522,809	575,377
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,866	35,080
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	43,446	24,906
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,546,543	1,648,993
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,712	69,366
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	279,933	566,310
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	69,059
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Convertible Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	222,668	195,438
Level 2 of fair value hierarchy | IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	522,478	575,834
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	359,528	230,415
Loans and receivables | Cash and cash equivalents | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	359,528	230,415
Loans and receivables | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	783	4,791
Loans and receivables | Restricted cash | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	783	4,791
Loans and receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	206,456	38,069
Loans and receivables | Loans and receivables | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	206,456	38,069
Loans and receivables | Investment in ballast water treatment supplier
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Loans and receivables | Investment in ballast water treatment supplier | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Loans and receivables | Working capital contributions to Scorpio Pools | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	61,561	73,161
Loans and receivables | Working capital contributions to Scorpio Pools | Level 1 of fair value hierarchy | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	61,561	73,161
Loans and receivables | Sellers credit on sale leaseback vessels
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	11,107	10,793
Loans and receivables | Sellers credit on sale leaseback vessels | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 11,107	$ 10,793